Note 1 - Nature of Operations and Summary of Significant Accounting Policies: Basic and Diluted Earnings (loss) Per Common Share (Policies)	12 Months Ended
Jul. 31, 2012
Policies
Basic and Diluted Earnings (loss) Per Common Share

Basic and Diluted Earnings (Loss) Per Common Share

The basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss, adjusted on an "as if converted" basis, by the weighted average number of common shares outstanding plus potential dilutive securities. For all periods presented, there were no potentially dilutive securities outstanding.